LOANS FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
LOANS FROM RELATED PARTIES [Text Block]

NOTE 8 – LOANS FROM RELATED PARTIES

(a)	Loan from Hodgkinson Equity Corporation (“HEC”)

On March 12, 2015, as amended on May 6, 2015, June 22, 2015, September 28, 2015, November 18, 2015 and June 5, 2017, the Company issued a promissory note for $4,500,000 to HEC, a private company controlled by the CEO of the Company. The promissory note is secured by all assets of Dejour USA and a negative pledge by the Company not to further encumber DEAL’s oil and gas properties without HEC’s prior approval. The principal and interest at Canadian prime rate plus 5% per annum was repayable by the earlier of (i) within 10 business days of receipt of written demand from HEC for the repayment and (ii) June 10, 2015 or such later date to which the term of the promissory note may be extended. On May 6, 2015, the due date of the loan was extended to September 30, 2015. On September 28, 2015, the due date of the loan was further extended to December 31, 2015. On November 18, 2015, the Company extended the due date of the loan from December 31, 2015 to November 30, 2018. Additionally, a monthly principal repayment of $114,230 was due on the 1 st day of each month commencing June 1, 2016. HEC agreed to waive the requirement of the Company to repay the total monthly principal repayments of $1,371,000 until the loan was restructured on June 5, 2017.

In consideration for the extension, the Company issued HEC 9,000,000 Warrants. Each Warrant entitles the holder to acquire one common share at a price of C$0.45 /US$0.35 per share any time prior to December 4, 2020. Shares acquired through the exercise of Warrants prior to April 5, 2016 were restricted from sale through the facilities of the stock exchanges for four months. On February 19, 2016, the Company rescinded the negative pledge security agreement and issued a first mortgage in favour of HEC on DEAL’s oil and gas properties. The first mortgage security so issued ranked “pari passu” with HVI’s first mortgage security interest (note 8(b)).

On June 5, 2017, the Company restructured the term of the loan with extension of the due date from November 30, 2018 to June 5, 2022; reduction of the interest rate to Canadian prime rate plus 1% per annum; and the right to convert the entire outstanding amount into 58,441,558 common shares of the Company at a price of $0.077 per share. In exchange for the modification, HEC agreed to cancel the 9,000,000 warrants described above. The fair value of the amended loan was determined by applying a risk-adjusted rate of 20% to discount the contractual cash flows over the 5 -year life of the loan. The fair value of the liability component of $2,346,000 is then deducted from the face value of the amended loan ($4.5 million), with the balance being taken directly to equity.

As a result of the loan restructure in June 2017, a loss on extinguishment is recognized as follows:

$
Face value of amended loan	2,346
Conversion feature	2,158
Carrying value of old loan before restructure	(3,976)
Loss on extinguishment	528

(1)	$3,903,000 (carrying value at March 31, 2017) + $127,000 (accretion) - $54,000 (cash interest) = $3,976,000

As at December 31, 2017, the carrying value of the loan liability is as follows:

$
Balance upon initial recognition	2,337
Accretion expense	265
Cash interest	(104)
Balance at December 31, 2017	2,498
Current portion	(317)
Non-current portion	2,181

Other terms of the loan are:

•	the Company may repay the loan at any time without penalty;
•	the Company, through DEAL, must receive HEC’s approval to further encumber DEAL’s Canadian oil and gas properties; and
•	In the event of default, all the indebtedness secured by the promissory note becomes due and payable and the interest rate is immediately increased to Canadian prime rate plus 4.5% per annum.

(b)	Loan from Hodgkinson Ventures Inc. (“HVI”)

On June 22, 2015, as amended on September 28, 2015, November 18, 2015 and June 5,2017, the Company issued a promissory note for $2,000,000 to HVI, a private company associated with the CEO of the Company, on a “pari passu” basis with the loan from HEC (note 8(a)). The promissory note is secured by all assets of Dejour USA and a negative pledge by the Company not to further encumber DEAL’s oil and gas properties without HVI’s prior approval. The principal and interest at Canadian prime rate plus 5% per annum were repayable on or before September 30, 2015. On September 28, 2015, the due date of the loan was extended to December 31, 2015. On November 18, 2015, the Company extended the due date of the loan from December 31, 2015 to November 30, 2018. Additionally, a monthly principal repayment of $50,769 was due on the 1 st day of each month commencing June 1, 2016. HVI agreed to waive the requirement of the Company to repay the total monthly principal repayments of $660,000 until the loan was restructured on June 5, 2017.

In consideration for the extension, the Company issued HVI 4,000,000 Warrants. Each Warrant entitles the holder to acquire one common share at a price of C$0.45 /US$0.35 per share any time prior to December 4, 2020. Shares acquired through the exercise of Warrants prior to April 5, 2016 were restricted from sale through the facilities of the stock exchanges for four months. On February 19, 2016, the Company rescinded the negative pledge security agreement and issued a first mortgage in favour of HVI on DEAL’s oil and gas properties. The first mortgage security so issued ranked “pari passu” with HEC’s first mortgage security interest (note 8(a)).

On June 5, 2017, the Company restructured the term of the loan with extension of the due date from November 30, 2018 to June 5, 2022; reduction of the interest rate to Canadian prime rate plus 1% per annum; and the right to convert the entire outstanding amount into 25,974,025 common shares of the Company at a price of $0.077 per share. In exchange for the modification, HVI agreed to cancel the 4,000,000 warrants described above.

The fair value of the amended loan was determined by applying a risk-adjusted rate of 20% to discount the contractual cash flows over the 5 -year life of the loan. The fair value of the liability component of $1,043,000 is then deducted from the face value of the amended loan ($2.0 million), with the balance being taken directly to equity.

As a result of the loan restructure in June 2017, a loss on extinguishment is recognized as follows:

$
Face value of amended loan	1,043
Conversion feature	960
Carrying value of old loan before restructure	(1,613)
Loss on extinguishment	390

(1)	$1,560,000 (carrying value at March 31, 2017) + $77,000 (accretion) - $24,000 (cash interest) = $1,613,000

As at December 31, 2017, the carrying value of the loan liability and derivative liability are as follows:

$
Balance upon initial recognition	1,039
Accretion expense	117
Cash interest	(46)
Balance at December 31, 2017	1,110
Current portion	(141)
Non-current portion	969

Other terms of the loan are:

•	the Company may repay the loan at any time without penalty;
•	the Company, through DEAL, must receive HVI’s approval to further encumber DEAL’s Canadian oil and gas properties; and
•	In the event of default, all the indebtedness secured by the promissory note becomes due and payable and the interest rate is immediately increased to Canadian prime rate plus 4.5% per annum.

(c)	Loan from a director and officer of the Company and his spouse

On September 15, 2015, as amended on January 11, 2016, March 31, 2016, June 2, 2016, September 30, 2016, December 31, 2016 and June 30, 2017, the Company issued a grid promissory note of up to $1,000,000 to a director and officer of the Company and his spouse (the “Lenders”). The promissory note bears interest at 12% per annum. The principal and interest accrued on the loan were repayable on or before December 31, 2015. On January 11, 2016, the Company issued an additional grid promissory note of up to $200,000 to a director and officer of the Company and his spouse and the due date of the loan was extended to March 31, 2016. On March 31, 2016, the due date of the loan was further extended to September 30, 2016.

On June 2, 2016, the Company increased the maximum amount of the non-revolving loan from $1,200,000 to $1,500,000. The interest rate was also reduced from 12% to 10% per annum. Additionally, the Company issued a 2 nd mortgage in favour of the Lenders on DEAL’s oil and gas properties to a maximum of $1,500,000 as partial security for the loan. On September 30, 2016, the due date of the loan was extended to December 31, 2016. On December 31, 2016, the due date of the loan was extended to June 30, 2017. On June 30, 2017, the due date of the loan was further extended to June 30, 2018. The maximum loan amount available at December 31, 2017 was $1,500,000 (December 31, 2016 - $1,500,000). During the year ended December 31, 2017, $450,000 was borrowed (2016 - $50,000) and $500,000 was repaid via issuance of the Company’s common shares (2016 - $Nil) leaving a balance outstanding of $1,000,000 at December 31, 2017 (December 31, 2016 - $1,050,000).